Reporting Entity (Details)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Reporting Entity (Details) [Line Items]
Warrant exercisable to purchase per share	$ 11.5
Aggregate cash consideration (in Dollars) | $	$ 77,216,042
Aggregate shares (in Shares) | shares	80,000,000
Aggregate purchase price (in Dollars) | $	$ 800,000,000
Ajax Class A [Member]
Reporting Entity (Details) [Line Items]
Ordinary share par value	$ 0.0001
Warrant exercisable to purchase per share	11.5
Ajax Class B [Member]
Reporting Entity (Details) [Line Items]
Ordinary share par value	0.0001
Class A [Member]
Reporting Entity (Details) [Line Items]
Ordinary share par value	0.0001
Class B [Member]
Reporting Entity (Details) [Line Items]
Ordinary share par value	0.0001
Class C [Member]
Reporting Entity (Details) [Line Items]
Ordinary share par value	$ 0.0001
Number of ordinary shares (in Shares) | shares	640,924,026
Class A [Member]
Reporting Entity (Details) [Line Items]
Shares per share	$ 10